Goodwill (Details) - Schedule of Goodwill is Allocated to the Operating Segments Expect to Benefit	Dec. 31, 2023 USD ($)
Goodwill allocated to cash generating unit
Intellectual Property	$ 9,020,813
Balance Ending	9,020,813
Goodwill allocated to cash generating unit [Member]
Goodwill allocated to cash generating unit
Intellectual Property	9,020,813
Balance Ending	$ 9,020,813